Share capital (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
IfrsStatementLineItems [Line Items]
Adjustments to income tax expense, percentage	75.00%		75.00%
Adjustments to income tax expense, term	10 years		10 years
Tax incentive reserve	$ 171	$ 2,671	$ 2,500
Servicos Especializados Em Avaliacao De Empresasltda And Investimentos Itda [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding		111,402,979	111,267,279
Proportion of voting rights held by non-controlling interests		10.00%	42.77%

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.